Impact of change in accounting policies (Tables)	9 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The tables on the pages following summarize the impact of adopting ASC 606 on the consolidated financial statements for the three and nine months ended September 30, 2018.

ICON plc
CONDENSED CONSOLIDATED BALANCE SHEETS
AS AT SEPTEMBER 30, 2018 (UNAUDITED)

	September 30, 2018
	As reported	Adjustments	Balance without adoption of Topic 606
ASSETS	(in thousands)
Current Assets:
Cash and cash equivalents	$426,221	$—	$426,221
Short term investments - available for sale	65,261	—	65,261
Accounts receivable, net	373,264	—	373,264
Unbilled revenue	338,523	45,851	384,374
Other receivables	38,501	(12,455)	26,046
Prepayments and other current assets	42,314	—	42,314
Income taxes receivable	21,457	—	21,457
Total current assets	1,305,541	33,396	1,338,937

Other Assets:
Property, plant and equipment, net	154,548	—	154,548
Goodwill	760,884	—	760,884
Other non-current assets	15,694	—	15,694
Non-current income taxes receivable	18,977	—	18,977
Non-current deferred tax asset	15,922	(5,978)	9,944
Intangible assets	54,162	—	54,162
Total Assets	$2,325,728	$27,418	$2,353,146
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities:
Accounts payable	$15,306	$—	$15,306
Payments on account	353,636	(25,100)	328,536
Other liabilities	216,959	—	216,959
Income taxes payable	16,239	1,291	17,530
Total current liabilities	602,140	(23,809)	578,331
Other Liabilities:
Non-current bank credit lines and loan facilities	349,169	—	349,169
Non-current other liabilities	16,670	—	16,670
Non-current government grants	902	—	902
Non-current income taxes payable	14,773	—	14,773
Non-current deferred tax liability	7,590	—	7,590
Commitments and contingencies	—	—	—
Total Liabilities	991,244	(23,809)	967,435
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized,
54,435,930 shares issued and outstanding at September 30, 2018 and
54,081,601 shares issued and outstanding at December 31, 2017	4,689	—	4,689
Additional paid‑in capital	521,191	—	521,191
Other undenominated capital	947	—	947
Accumulated other comprehensive income	(64,526)	—	(64,526)
Retained earnings	872,183	51,227	923,410
Total Shareholders' Equity	1,334,484	51,227	1,385,711
Total Liabilities and Shareholders' Equity	$2,325,728	$27,418	$2,353,146

ICON plc
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2018
UNAUDITED)

	Three Months Ended			Nine Months Ended
	September 30, 2018	September 30, 2018	September 30, 2018	September 30, 2018	September 30, 2018	September 30, 2018
	As reported	Adjustments	Balance without adoption of Topic 606	As reported	Adjustments	Balance without adoption of Topic 606
	(in thousands except share and per share data)			(in thousands except share and per share data)
Revenue:
Revenue	$655,017	$1,022	$656,039	$1,916,752	$3,867	$1,920,619
Reimbursable expenses	—	(179,642)	$(179,642)	—	(507,708)	$(507,708)

		(178,620)	476,397		(503,841)	1,412,911

Costs and expenses:
Direct costs
- Reimbursable expenses	179,642	(179,642)	—	507,708	(507,708)	—
- Other direct costs	279,554	—	279,554	831,306	—	831,306
Selling, general and administrative expense	80,819	125	80,944	242,670	347	243,017
Depreciation and amortization	17,062	—	17,062	51,006		51,006
Restructuring	—	—	—	12,490		12,490

Total costs and expenses	557,077	(179,517)	377,560	1,645,180	(507,361)	1,137,819

Income from operations	97,940	897	98,837	271,572	3,520	275,092
Interest income	1,314	—	1,314	3,154	—	3,154
Interest expense	(3,201)	—	(3,201)	(10,298)	—	(10,298)

Income before provision for income taxes	96,053	897	96,950	264,428	3,520	267,948
Provision for income taxes	(11,526)	(108)	(11,634)	(29,935)	(397)	(30,332)

Net income	$84,527	$789	$85,316	$234,493	$3,123	$237,616
ICON plc
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2018 (UNAUDITED)

	Nine Months Ended
	September 30, 2018
	As Reported	Adjustments	Balance without adoption of Topic 606
	(in thousands)
Cash flows from operating activities:
Net income	$234,493	$3,123	$237,616
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	9	—	9
Depreciation expense	35,432	—	35,432
Amortization of intangibles	15,574	—	15,574
Amortization of government grants	(35)	—	(35)
Interest on short term investments	(1,094)	—	(1,094)
Stock compensation expense	24,974	—	24,974
Amortization of gain on interest rate hedge	(698)	—	(698)
Amortization of financing costs	671	—	671
Deferred taxes	(1,448)	5,978	4,530
Changes in assets and liabilities:
Decrease in accounts receivable	4,935	—	4,935
Increase in unbilled revenue	(73,648)	2,253	(71,395)
Decrease in other receivables	4,919	12,455	17,374
Increase in prepayments and other current assets	(8,591)	—	(8,591)
Increase in other non-current assets	(323)	—	(323)
Decrease in payments on account	(11,567)	(25,100)	(36,667)
Decrease in other current liabilities	(14,422)	—	(14,422)
Decrease in other non-current liabilities	(589)	—	(589)
Increase in income taxes payable	2,215	1,291	3,506
Decrease in accounts payable	(3,031)	—	(3,031)
Net cash provided by operating activities	207,776	—	207,776
Cash flows from investing activities:
Purchase of property, plant and equipment	(28,387)	—	(28,387)
Purchase of subsidiary undertakings	(1,645)	—	(1,645)
Purchase of short term investments	(85,866)	—	(85,866)
Sale of short term investments	98,857	—	98,857
Net cash used in investing activities	(17,041)	—	(17,041)
Cash flows from financing activities:
Financing costs	(823)	—	(823)
Proceeds from exercise of equity compensation	14,930	—	14,930
Share issue costs	(13)	—	(13)
Repurchase of ordinary shares	(56,960)	—	(56,960)
Share repurchase costs	(46)	—	(46)
Net cash used in financing activities	(42,912)	—	(42,912)
Effect of exchange rate movements on cash	(4,461)		(4,461)
Net increase in cash and cash equivalents	143,362	—	143,362
Cash and cash equivalents at beginning of period	282,859		282,859
Cash and cash equivalents at end of period	$426,221	$—	$426,221
ICON plc
CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME
(UNAUDITED)

	Shares	Amount	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total
	(dollars in thousands, except share data)
Balance at December 31, 2017	54,081,601	$4,664	$481,337	$912	$(38,713)	$742,800	$1,191,000

Comprehensive income:
Net income (as reported)	—	—	—	—	—	234,493	234,493
Impact of change in accounting policy	—	—	—	—	—	3,123	3,123
Currency translation adjustment	—	—	—	—	(19,069)		(19,069)
Currency impact of long term funding	—	—	—	—	(4,137)	—	(4,137)
Unrealized capital gain – investments	—	—	—	—	(429)	—	(429)
Amortization of interest rate hedge	—	—	—	—	(698)	—	(698)
Fair value of cash flow hedge	—	—	—	—	(1,480)	—	(1,480)

Total comprehensive income	—	—	—	—	(25,813)	237,616	211,803

Exercise of share options	355,216	25	14,870	—	—	—	14,895
Issue of restricted share units	484,256	35	—	—	—	—	35
Non-cash stock compensation expense	—	—	24,997	—	—	—	24,997
Share issuance costs	—	—	(13)	—	—	—	(13)
Share repurchase program	(485,143)	(35)	—	35	—	(56,960)	(56,960)
Share repurchase costs	—	—	—	—	—	(46)	(46)

Balance at September 30, 2018	54,435,930	$4,689	$521,191	$947	$(64,526)	$923,410	$1,385,711